Investments - Summary of Fixed Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	$ 4,845.2	$ 5,282.3
Available for sale investments in fixed income maturities, Fair Market Value	4,958.2	5,230.7
Total fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
Due one year or less, Cost or Amortized Cost	572.7	464.3
Due after one year through five years, Cost or Amortized Cost	2,230.3	2,605.7
Due after five years through ten years, Cost or Amortized Cost	864.1	1,047.9
Due after ten years, Cost or Amortized Cost	119.0	121.9
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	3,786.1	4,239.8
Due one year or less, Fair Market Value	$ 574.6	$ 463.5
Available For Sale Securities Debt Maturities Within One Year Average Ratings By Maturity	AA	AA-
Due after one year through five years, Fair Market Value	$ 2,269.3	$ 2,582.0
Available For Sale Securities Debt Maturities After One Through Five Years Average Ratings By Maturity	AA-	AA-
Due after five years through ten years, Fair Market Value	$ 896.3	$ 1,028.3
Available For Sale Securities Debt Maturities After Five Through Ten Years Average Ratings By Maturity	AA-	AA-
Due after ten years, Fair Market Value	$ 138.3	$ 127.0
Available For Sale Securities Debt Maturities After Ten Years Average Ratings By Maturity	AA-	AA-
Available for sale investments in fixed income maturities, Fair Market Value	$ 3,878.5	$ 4,200.8
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	1,052.2	1,025.1
Cost or Amortized Cost	1,052.2	1,025.1
Available for sale investments in fixed income maturities, Fair Market Value	$ 1,073.0	$ 1,012.6
Available For Sale Securities Average Ratings By Maturity	AA+	AA+
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	$ 6.7
Cost or Amortized Cost	6.7
Available for sale investments in fixed income maturities, Fair Market Value	$ 6.5
Available For Sale Securities Average Ratings By Maturity	AA+
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Total, Available for sale investments in fixed income maturities, Cost or Amortized Cost	$ 0.2	$ 17.4
Cost or Amortized Cost	0.2	17.4
Available for sale investments in fixed income maturities, Fair Market Value	$ 0.2	$ 17.3
Available For Sale Securities Average Ratings By Maturity	AAA	AAA
Fixed maturities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 4,845.2	$ 5,282.3
Available for sale investments in fixed income maturities, Fair Market Value	$ 4,958.2	$ 5,230.7